Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Overlay Shares Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Core Bond ETF NAV
Account Value	$ 10,550	$ 9,562	$ 9,623	$ 11,264	$ 10,922
Overlay Shares Foreign Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Foreign Equity ETF NAV
Account Value	$ 12,824	10,586	9,506	11,978	9,997
Overlay Shares Hedged Large Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Hedged Large Cap Equity ETF NAV
Account Value	$ 13,521	11,327	10,251	11,589
Overlay Shares Large Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Large Cap Equity ETF NAV
Account Value	$ 21,294	16,349	14,071	16,462	12,162
Overlay Shares Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Municipal Bond ETF NAV
Account Value	$ 11,114	10,286	10,018	11,260	10,590
Overlay Shares Short Term Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Short Term Bond ETF NAV
Account Value	$ 10,667	9,590	9,328	10,295
Overlay Shares Small Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Small Cap Equity ETF NAV
Account Value	$ 16,689	13,889	13,134	15,507	9,807
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Core Bond ETF Market
Account Value	$ 10,549	9,567	9,621	11,294	10,938
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,033	9,351	9,464	10,695	10,704
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Foreign Equity ETF Market
Account Value	$ 12,817	10,601	9,517	11,975	9,959
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 14,036	11,874	10,612	13,186	10,560
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Hedged Large Cap Equity ETF Market
Account Value	$ 13,525	11,334	10,274	11,605
S&P 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 15,733	12,375	10,673	12,023
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Large Cap Equity ETF Market
Account Value	$ 21,304	16,357	14,098	16,472	12,222
S&P 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 20,545	16,160	13,937	15,700	11,970
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Municipal Bond ETF Market
Account Value	$ 11,118	10,283	10,012	11,269	10,571
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,033	9,351	9,464	10,695	10,704
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,608	9,999	9,832	10,760	10,407
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Short Term Bond ETF Market
Account Value	$ 10,666	9,585	9,327	10,296
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,399	8,760	8,866	10,020
Bloomberg U.S. Corporate 1-5 years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-5 years Index
Account Value	$ 10,417	9,643	9,430	10,052
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Overlay Shares Small Cap Equity ETF Market
Account Value	$ 16,693	13,900	13,144	15,550	9,813
S&P 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 20,545	16,160	13,937	15,700	11,970
S&P SmallCap 600 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index TR
Account Value	$ 16,121	$ 13,742	$ 13,022	$ 14,818	$ 9,624